Expense Example	Oct. 19, 2026 USD ($)
Sterling Capital Large Cap Value Focused Factor ETF | Sterling Capital Large Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	691
Sterling Capital Small Cap Value Focused Factor ETF | Sterling Capital Small Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	933
Sterling Capital Small Cap Value ETF | Sterling Capital Small Cap Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	933
Sterling Capital North Carolina Intermediate Tax-Free ETF | Sterling Capital North Carolina Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	253
Expense Example, with Redemption, 10 Years	568
Sterling Capital Virginia Intermediate Tax-Free ETF | Sterling Capital Virginia Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	253
Expense Example, with Redemption, 10 Years	$ 568